INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	June 30,	December 31,
	2017	2016
	Unaudited

Raw materials	$3,047	$2,510
Work in process	185	89
Finished goods	2,683	2,643

	$5,915	$5,242